PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment

	December 31,
	2020	2019
Cost:

Factory building	$1,722	$2,081
Machinery and equipment *) **)	16,603	14,641
Office furniture and equipment	1,098	1,089
Leasehold improvements	2,959	2,004

	22,382	19,815
Accumulated depreciation:

Factory building	1,812	2,058
Machinery and equipment **)	6,170	8,043
Office furniture and equipment	236	389
Leasehold improvements	196	198

	8,414	10,688

Depreciated cost	$13,968	$9,127

*)As of December 31, 2020 and 2019, $94 and $459, respectively, relates to construction-in-process of production infrastructure.

**)Capital loss from sale of fixed asset amounted to $27, is due to machinery and equipment sales during 2020.